Expense Example, No Redemption (USD $)	24 Months Ended
Dec. 31, 2011
Vanguard Balanced Index Fund - Investor Shares | Vanguard Balanced Index Fund
Expense Example, No Redemption:
1 YEAR	$ 25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Balanced Index Fund - Admiral Shares | Vanguard Balanced Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Balanced Index Fund - Institutional Shares | Vanguard Balanced Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Balanced Index Fund - Signal Shares | Vanguard Balanced Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Managed Payout Growth Focus Fund - Investor Shares | Vanguard Managed Payout Growth Focus Fund
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	109
5 YEAR	191
10 YEAR	431
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares | Vanguard Managed Payout Growth and Distribution Fu
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505
Vanguard Managed Payout Distribution Focus Fund - Investor Shares | Vanguard Managed Payout Distribution Focus Fund
Expense Example, No Redemption:
1 YEAR	47
3 YEAR	148
5 YEAR	258
10 YEAR	$ 579